Putnam Income Strategies Portfolio
The fund's portfolio
11/30/20 (Unaudited)

COMMON STOCKS (26.6%)(a)
	Shares	Value
Basic materials (0.4%)
AptarGroup, Inc.	45	$5,684
Ashland Global Holdings, Inc.	50	3,759
Axalta Coating Systems, Ltd.(NON)	215	6,151
Celanese Corp.	31	4,009
Chemours Co. (The)	144	3,504
DuPont de Nemours, Inc.	115	7,296
Eastman Chemical Co.	112	10,909
NewMarket Corp.	3	1,109
PPG Industries, Inc.	39	5,724
Reliance Steel & Aluminum Co.	40	4,712
Sherwin-Williams Co. (The)	2	1,495

		54,352
Capital goods (1.9%)
AGCO Corp.	28	2,590
Allison Transmission Holdings, Inc.	134	5,501
Avery Dennison Corp.	80	11,947
Berry Global Group, Inc.(NON)	130	6,890
Crown Holdings, Inc.(NON)	70	6,598
Cummins, Inc.	126	29,127
Deere & Co.	84	21,976
Dover Corp.	74	9,030
Gentex Corp.	164	5,346
Honeywell International, Inc.	224	45,678
Johnson Controls International PLC	378	17,403
Lockheed Martin Corp.	170	62,050
Northrop Grumman Corp.	33	9,975
Otis Worldwide Corp.	224	14,995
Quanta Services, Inc.	200	13,668
Republic Services, Inc.	84	8,124
Silgan Holdings, Inc.	74	2,501
Teledyne Technologies, Inc.(NON)	16	6,047
Waste Management, Inc.	124	14,772

		294,218
Communication services (1.3%)
AT&T, Inc.	577	16,589
Charter Communications, Inc. Class A(NON)	25	16,300
Comcast Corp. Class A	794	39,891
Crown Castle International Corp.(R)	140	23,460
Equinix, Inc.(R)	26	18,143
Verizon Communications, Inc.	1,417	85,601

		199,984
Conglomerates (0.1%)
AMETEK, Inc.	106	12,564

		12,564
Consumer cyclicals (2.7%)
Amazon.com, Inc.(NON)	61	193,250
Best Buy Co., Inc.	299	32,531
Booz Allen Hamilton Holding Corp.	145	12,585
Brunswick Corp.	114	8,509
Casey's General Stores, Inc.	37	6,722
Cintas Corp.	14	4,974
Discovery, Inc. Class A(NON)	172	4,629
Ford Motor Co.	2,060	18,705
Hilton Worldwide Holdings, Inc.	176	18,239
Lennar Corp. Class A	222	16,841
Lowe's Cos., Inc.	185	28,827
Moody's Corp.	21	5,929
Polaris, Inc.	97	9,312
PulteGroup, Inc.	53	2,312
Scotts Miracle-Gro Co. (The)	17	2,988
Spectrum Brands Holdings, Inc.	50	3,342
Target Corp.	149	26,750
Tempur Sealy International, Inc.(NON)	248	6,247
TransUnion	21	1,913
Walmart, Inc.	28	4,278

		408,883
Consumer staples (2.1%)
Altria Group, Inc.	713	28,399
Campbell Soup Co.	46	2,301
Coca-Cola Co. (The)	868	44,789
Constellation Brands, Inc. Class A	33	6,793
Costco Wholesale Corp.	6	2,351
Hershey Co. (The)	102	15,085
McDonald's Corp.	190	41,314
Mondelez International, Inc. Class A	372	21,371
PepsiCo, Inc.	315	45,432
Procter & Gamble Co. (The)	607	84,294
Sysco Corp.	56	3,992
Yum! Brands, Inc.	233	24,651

		320,772
Energy (0.4%)
Baker Hughes a GE Co.	365	6,833
Chevron Corp.	184	16,041
Halliburton Co.	1,681	27,888
Schlumberger, Ltd.	799	16,611

		67,373
Financials (3.6%)
Aflac, Inc.	462	20,296
AGNC Investment Corp.(R)	725	11,078
Alliance Data Systems Corp.	145	10,605
Allstate Corp. (The)	265	27,123
Ally Financial, Inc.	523	15,507
American Financial Group, Inc.	31	2,772
Ameriprise Financial, Inc.	107	19,821
Apartment Investment and Management Co. Class A(R)	96	2,914
AvalonBay Communities, Inc.(R)	42	6,997
Boston Properties, Inc.(R)	47	4,614
Capital One Financial Corp.	3	257
CBRE Group, Inc. Class A(NON)	200	12,228
Citigroup, Inc.	980	53,969
Cousins Properties, Inc.(R)	130	4,343
Discover Financial Services	190	14,472
Duke Realty Corp.(R)	181	6,889
Equitable Holdings, Inc.	475	12,056
Equity Commonwealth(R)	94	2,492
Equity Lifestyle Properties, Inc.(R)	53	3,105
Fidelity National Financial, Inc.	101	3,635
Gaming and Leisure Properties, Inc.(R)	104	4,320
Goldman Sachs Group, Inc. (The)	63	14,527
Invitation Homes, Inc.(R)	265	7,574
Jones Lang LaSalle, Inc.	16	2,117
JPMorgan Chase & Co.	789	93,007
Lamar Advertising Co. Class A(R)	77	6,130
Lincoln National Corp.	272	12,844
LPL Financial Holdings, Inc.	39	3,540
MetLife, Inc.	839	38,737
MGIC Investment Corp.	314	3,755
Morgan Stanley	481	29,740
OneMain Holdings, Inc.	53	2,066
Popular, Inc. (Puerto Rico)	59	2,863
Principal Financial Group, Inc.	205	10,207
Reinsurance Group of America, Inc.	28	3,228
SEI Investments Co.	69	3,640
Simon Property Group, Inc.(R)	503	41,533
SLM Corp.	552	5,857
Synchrony Financial	670	20,415
Unum Group	325	7,225

		548,498
Health care (3.3%)
10x Genomics, Inc. Class A(NON)	37	5,665
Abbott Laboratories	342	37,011
AbbVie, Inc.	173	18,092
ABIOMED, Inc.(NON)	48	13,157
Alkermes PLC(NON)	189	3,451
Amgen, Inc.	51	11,324
Bristol-Myers Squibb Co.	310	19,344
Cardinal Health, Inc.	278	15,176
Cigna Corp.	9	1,882
Edwards Lifesciences Corp.(NON)	391	32,801
Eli Lilly and Co.	204	29,713
Hologic, Inc.(NON)	274	18,942
Humana, Inc.	81	32,442
Jazz Pharmaceuticals PLC(NON)	74	10,413
Johnson & Johnson	329	47,600
Laboratory Corp. of America Holdings(NON)	61	12,190
Medtronic PLC	480	54,576
Merck & Co., Inc.	467	37,542
Moderna, Inc.(NON)	47	7,179
Neurocrine Biosciences, Inc.(NON)	21	1,994
Pfizer, Inc.	415	15,899
Regeneron Pharmaceuticals, Inc.(NON)	19	9,805
Sarepta Therapeutics, Inc.(NON)	38	5,353
Thermo Fisher Scientific, Inc.	25	11,625
Vertex Pharmaceuticals, Inc.(NON)	54	12,299
Zimmer Biomet Holdings, Inc.	179	26,692
Zoetis, Inc.	12	1,925

		494,092
Technology (9.6%)
Activision Blizzard, Inc.	454	36,084
Adobe, Inc.(NON)	157	75,120
Alphabet, Inc. Class A(NON)	102	178,949
Amdocs, Ltd.	111	7,305
Apple, Inc.	2,226	265,005
Arrow Electronics, Inc.(NON)	48	4,399
Autodesk, Inc.(NON)	161	45,117
BigCommerce Holdings, Inc. Ser. 1(NON)	231	18,632
CACI International, Inc. Class A(NON)	17	4,034
Cadence Design Systems, Inc.(NON)	180	20,934
Cisco Systems, Inc.	1,509	64,917
Cognizant Technology Solutions Corp. Class A	278	21,720
DocuSign, Inc.(NON)	113	25,750
eBay, Inc.	1,044	52,649
Facebook, Inc. Class A(NON)	76	21,050
Fair Isaac Corp.(NON)	26	12,292
Fortinet, Inc.(NON)	190	23,414
Garmin, Ltd.	72	8,407
GoDaddy, Inc. Class A(NON)	244	19,408
IBM Corp.	31	3,829
Intuit, Inc.	187	65,828
Leidos Holdings, Inc.	154	15,508
Microsoft Corp.	646	138,289
NVIDIA Corp.	149	79,873
Oracle Corp.	173	9,986
Palo Alto Networks, Inc.(NON)	7	2,057
Pinterest, Inc. Class A(NON)	329	23,037
Qualcomm, Inc.	521	76,676
Rockwell Automation, Inc.	98	25,045
ServiceNow, Inc.(NON)	81	43,299
Synopsys, Inc.(NON)	95	21,613
Take-Two Interactive Software, Inc.(NON)	9	1,625
Trimble Inc.(NON)	37	2,215
Veeva Systems, Inc. Class A(NON)	128	35,439

		1,449,505
Transportation (0.3%)
Delta Air Lines, Inc.	160	6,440
Expeditors International of Washington, Inc.	122	10,903
Old Dominion Freight Line, Inc.	127	25,827
Union Pacific Corp.	22	4,490

		47,660
Utilities and power (0.9%)
AES Corp. (The)	136	2,780
American Electric Power Co., Inc.	287	24,363
Entergy Corp.	94	10,232
Exelon Corp.	556	22,835
NRG Energy, Inc.	344	11,266
Pinnacle West Capital Corp.	88	7,203
Public Service Enterprise Group, Inc.	226	13,171
Southern Co. (The)	582	34,823
Vistra Energy Corp.	366	6,837

		133,510

Total common stocks (cost $3,579,387)		$4,031,411

INVESTMENT COMPANIES (1.7%)(a)
	Shares	Value
SPDR S&P 500 ETF Trust	616	$223,029
SPDR S&P MidCap 400 ETF Trust	77	30,475

Total investment companies (cost $241,399)		$253,504

SHORT-TERM INVESTMENTS (71.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	9,870,608	$9,870,608
U.S. Treasury Bills 0.098%, 3/4/21		$300,000	299,934
U.S. Treasury Bills 0.084%, 1/19/21(SEG)		100,000	99,990
U.S. Treasury Cash Management Bills 0.093%, 2/9/21		300,000	299,927
U.S. Treasury Cash Management Bills 0.092%, 2/23/21		300,000	299,951

Total short-term investments (cost $10,870,405)			$10,870,410
TOTAL INVESTMENTS

Total investments (cost $14,691,191)			$15,155,325

FUTURES CONTRACTS OUTSTANDING at 11/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	2	$205,383	$203,300	Dec-20	$14,666
Russell 2000 Index E-Mini (Long)	1	90,991	91,005	Dec-20	15,891
S&P 500 Index E-Mini (Short)	1	181,082	181,160	Dec-20	(5,439)

Unrealized appreciation					30,557

Unrealized (depreciation)					(5,439)

Total					$25,118

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$2,731,672	$2,740,002	$—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	$7,117
2,262,620	2,269,519	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	5,895
771,168	773,519	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	2,009
297,747	298,655	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	776
247,926	248,682	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	646
199,403	200,011	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	519
198,813	199,419	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	518
184,174	184,735	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	480
170,951	171,472	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	445
156,058	156,314	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	230
118,060	118,420	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	308
110,976	111,315	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	289
86,066	86,328	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	224
44,509	44,644	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.60%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	116
753,776	760,738	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	6,766
675,687	681,928	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	6,065
236,576	238,761	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	2,121
85,958	86,752	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	772
85,530	86,320	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	768
66,286	66,898	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	595
65,858	66,466	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	591
65,430	66,035	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	587
56,108	56,626	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	504
55,884	56,108	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	219
41,568	41,952	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	373
40,541	40,916	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	364
18,902	19,077	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	170
13,685	13,811	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	123

Upfront premium received		—	Unrealized appreciation			39,590

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$39,590

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $15,133,498.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$214,650	$337,980	$552,630	$34	$—
	Putnam Short Term Investment Fund**	8,498,173	1,749,791	377,356	4,439	9,870,608

	Total Short-term investments	$8,712,823	$2,087,771	$929,986	$4,473	$9,870,608
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. There are no management fees charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $50,995.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$54,352	$—	$—
Capital goods	294,218	—	—
Communication services	199,984	—	—
Conglomerates	12,564	—	—
Consumer cyclicals	408,883	—	—
Consumer staples	320,772	—	—
Energy	67,373	—	—
Financials	548,498	—	—
Health care	494,092	—	—
Technology	1,449,505	—	—
Transportation	47,660	—	—
Utilities and power	133,510	—	—

Total common stocks	4,031,411	—	—
Investment companies	253,504	—	—
Short-term investments	9,870,608	999,802	—

Totals by level	$14,155,523	$999,802	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$25,118	$—	$—
Total return swap contracts	—	39,590	—

Totals by level	$25,118	$39,590	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	5
OTC total return swap contracts (notional)	$9,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com